Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Energy Portfolio - VIP Energy Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	(12.65%)
Annual Return 2015	(20.58%)
Annual Return 2016	33.70%
Annual Return 2017	(2.57%)
Annual Return 2018	(24.65%)
Annual Return 2019	9.98%
Annual Return 2020	(32.80%)
Annual Return 2021	55.16%
Annual Return 2022	63.13%
Annual Return 2023	0.91%